Financial Risks - Summary of Economic Variable Assumptions (Detail)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)
Base [member] | Later than one year [member]
Economic variable assumptions [line items]
Interest rates	4.36%	4.36%	4.29%	4.29%
Unemployment rate	4.66%	4.66%	4.78%	4.78%
House Price Index	428.56	428.56	429.08	429.08
Domestic GDP | $	$ 25,024.3		$ 24,484.94
Equity | €		€ 6,961.56		€ 6,363.3
Base [member] | Later than one year and not later than two years [member]
Economic variable assumptions [line items]
Interest rates	4.42%	4.42%	4.32%	4.32%
Unemployment rate	4.55%	4.55%	4.59%	4.59%
House Price Index	443.35	443.35	438.87	438.87
Domestic GDP | $	$ 25,583.91		$ 24,932.78
Equity | €		€ 7,398.77		€ 6,460.73
Base [member] | Later than two years and not later than three years [member]
Economic variable assumptions [line items]
Interest rates	4.48%	4.48%	4.33%	4.33%
Unemployment rate	4.50%	4.50%	4.29%	4.29%
House Price Index	458.07	458.07	455.2	455.2
Domestic GDP | $	$ 26,262.97		$ 25,485.1
Equity | €		€ 8,012.41		€ 6,953.76
Base [member] | Later than three years and not later than four years [member]
Economic variable assumptions [line items]
Interest rates	4.47%	4.47%	4.30%	4.30%
Unemployment rate	4.57%	4.57%	4.05%	4.05%
House Price Index	473.14	473.14	471.22	471.22
Domestic GDP | $	$ 26,971.68		$ 26,129.71
Equity | €		€ 8,622.3		€ 7,485.28
Upside [member] | Later than one year [member]
Economic variable assumptions [line items]
Interest rates	4.44%	4.44%	4.39%	4.39%
Unemployment rate	3.78%	3.78%	3.83%	3.83%
House Price Index	460.16	460.16	450.23	450.23
Domestic GDP | $	$ 25,406.74		$ 24,887.2
Equity | €		€ 7,413.18		€ 6,831.53
Upside [member] | Later than one year and not later than two years [member]
Economic variable assumptions [line items]
Interest rates	4.42%	4.42%	4.41%	4.41%
Unemployment rate	3.96%	3.96%	3.94%	3.94%
House Price Index	476.97	476.97	472.07	472.07
Domestic GDP | $	$ 26,029.13		$ 25,401.41
Equity | €		€ 7,927.83		€ 6,904.3
Upside [member] | Later than two years and not later than three years [member]
Economic variable assumptions [line items]
Interest rates	4.47%	4.47%	4.33%	4.33%
Unemployment rate	3.86%	3.86%	3.66%	3.66%
House Price Index	498.41	498.41	494.28	494.28
Domestic GDP | $	$ 26,745.05		$ 26,012.56
Equity | €		€ 8,354.24		€ 7,343.79
Upside [member] | Later than three years and not later than four years [member]
Economic variable assumptions [line items]
Interest rates	4.47%	4.47%	4.30%	4.30%
Unemployment rate	4.02%	4.02%	3.47%	3.47%
House Price Index	517.39	517.39	513.52	513.52
Domestic GDP | $	$ 27,453.89		$ 26,724.26
Equity | €		€ 8,935.02		€ 7,756.76
Downside [member] | Later than one year [member]
Economic variable assumptions [line items]
Interest rates	3.50%	3.50%	3.05%	3.05%
Unemployment rate	8.40%	8.40%	8.34%	8.34%
House Price Index	366.03	366.03	362.72	362.72
Domestic GDP | $	$ 23,846.24		$ 23,372.8
Equity | €		€ 4,985.49		€ 4,423.87
Downside [member] | Later than one year and not later than two years [member]
Economic variable assumptions [line items]
Interest rates	4.00%	4.00%	3.76%	3.76%
Unemployment rate	6.99%	6.99%	7.60%	7.60%
House Price Index	390.94	390.94	383.66	383.66
Domestic GDP | $	$ 24,371.64		$ 23,689.06
Equity | €		€ 5,672.73		€ 4,764.13
Downside [member] | Later than two years and not later than three years [member]
Economic variable assumptions [line items]
Interest rates	4.27%	4.27%	4.02%	4.02%
Unemployment rate	5.87%	5.87%	6.16%	6.16%
House Price Index	408.61	408.61	404.1	404.1
Domestic GDP | $	$ 25,277.17		$ 24,425.29
Equity | €		€ 6,935.66		€ 5,780.16
Downside [member] | Later than three years and not later than four years [member]
Economic variable assumptions [line items]
Interest rates	4.40%	4.40%	4.16%	4.16%
Unemployment rate	5.04%	5.04%	4.94%	4.94%
House Price Index	421.48	421.48	420.99	420.99
Domestic GDP | $	$ 26,086.79		$ 25,270.54
Equity | €		€ 7,861.56		€ 6,786.08